Submission	Sep. 04, 2025
Submission [Line Items]
Central Index Key	0001846832
Registrant Name	dLocal Ltd
Registration File Number	333-290009
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A